Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net [Abstract]
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles
4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles
See Note 1 for a description of capitalized acquisition costs.
Traditional Life Insurance Contracts
The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.
Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts
The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.
Factors Impacting Amortization
Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company’s long-term expectation produce higher account balances, which increases the Company’s future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company’s long-term expectation. The Company’s practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.
The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.
Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.
Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
DAC:
Balance at January 1,	$5,652	$5,679	$5,819
Capitalizations	260	334	399
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	258	1,400	109
Other expenses	(445)	(1,656)	(744)
Total amortization	(187)	(256)	(635)
Unrealized investment gains (losses)	(47)	(56)	96
Other	—	(49)	—
Balance at December 31,	5,678	5,652	5,679
VOBA:
Balance at January 1,	641	711	763
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(9)	2	(19)
Other expenses	(31)	(117)	(127)
Total amortization	(40)	(115)	(146)
Unrealized investment gains (losses)	7	45	94
Balance at December 31,	608	641	711
Total DAC and VOBA:
Balance at December 31,	$6,286	$6,293	$6,390

Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2017	2016
	(In millions)
Annuities	$5,047	$4,878
Life	1,106	1,261
Run-off	5	6
Corporate & Other	128	148
Total	$6,286	$6,293
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
DSI:
Balance at January 1,	$445	$532	$586
Capitalization	2	3	4
Amortization	(5)	(88)	(76)
Unrealized investment gains (losses)	(11)	(2)	18
Balance at December 31,	$431	$445	$532
VODA:
Balance at January 1,	$120	$136	$155
Amortization	(15)	(16)	(19)
Balance at December 31,	$105	$120	$136
Accumulated amortization	$155	$140	$124

The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

	VOBA	VODA
	(In millions)
2018	$98	$14
2019	$84	$13
2020	$62	$12
2021	$53	$10
2022	$46	$9

Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
DAC:
Balance at January 1,	$5,652	$5,679	$5,819
Capitalizations	260	334	399
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	258	1,400	109
Other expenses	(445)	(1,656)	(744)
Total amortization	(187)	(256)	(635)
Unrealized investment gains (losses)	(47)	(56)	96
Other	—	(49)	—
Balance at December 31,	5,678	5,652	5,679
VOBA:
Balance at January 1,	641	711	763
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(9)	2	(19)
Other expenses	(31)	(117)	(127)
Total amortization	(40)	(115)	(146)
Unrealized investment gains (losses)	7	45	94
Balance at December 31,	608	641	711
Total DAC and VOBA:
Balance at December 31,	$6,286	$6,293	$6,390

Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
DAC:
Balance at January 1,	$5,652	$5,679	$5,819
Capitalizations	260	334	399
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	258	1,400	109
Other expenses	(445)	(1,656)	(744)
Total amortization	(187)	(256)	(635)
Unrealized investment gains (losses)	(47)	(56)	96
Other	—	(49)	—
Balance at December 31,	5,678	5,652	5,679
VOBA:
Balance at January 1,	641	711	763
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(9)	2	(19)
Other expenses	(31)	(117)	(127)
Total amortization	(40)	(115)	(146)
Unrealized investment gains (losses)	7	45	94
Balance at December 31,	608	641	711
Total DAC and VOBA:
Balance at December 31,	$6,286	$6,293	$6,390

Information regarding Deferred Policy Acquisition Costs and Value of Business Acquired by Segment
Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2017	2016
	(In millions)
Annuities	$5,047	$4,878
Life	1,106	1,261
Run-off	5	6
Corporate & Other	128	148
Total	$6,286	$6,293

Deferred Sales Inducements of Business Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
DSI:
Balance at January 1,	$445	$532	$586
Capitalization	2	3	4
Amortization	(5)	(88)	(76)
Unrealized investment gains (losses)	(11)	(2)	18
Balance at December 31,	$431	$445	$532
VODA:
Balance at January 1,	$120	$136	$155
Amortization	(15)	(16)	(19)
Balance at December 31,	$105	$120	$136
Accumulated amortization	$155	$140	$124

Value of Distribution Agreements and Customer Relationships Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
DSI:
Balance at January 1,	$445	$532	$586
Capitalization	2	3	4
Amortization	(5)	(88)	(76)
Unrealized investment gains (losses)	(11)	(2)	18
Balance at December 31,	$431	$445	$532
VODA:
Balance at January 1,	$120	$136	$155
Amortization	(15)	(16)	(19)
Balance at December 31,	$105	$120	$136
Accumulated amortization	$155	$140	$124

Estimated Future Amortization Expense (Credit)	The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

	VOBA	VODA
	(In millions)
2018	$98	$14
2019	$84	$13
2020	$62	$12
2021	$53	$10
2022	$46	$9